GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Proceeds from sale of subsidiary		$ 16,000
Spacenet Inc. [Member]
Loss from disposal of subsidiary	$ 200	$ 1,385